Finance Costs - Additional Information (Detail) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Borrowing costs [abstract]
Accretion expenses recognised in the interim condensed consolidated statement of profit or loss and other comprehensive income	¥ 1,376	¥ 1,253